Label	Element	Value
Furniture, Computer And Office Equipment [Member] | Minimum [Member]
Description of accounting policy for property, plant and equipment [text block]	ifrs-full_DescriptionOfAccountingPolicyForPropertyPlantAndEquipmentExplanatory
Other assets

Other assets include fixed assets, leasehold improvements and right-of-use assets.

Fixed assets and leasehold improvements

Fixed assets (building, property-related systems software, vehicles, furniture and office equipment and computer equipment) and leasehold improvements are accounted for at cost less accumulated depreciation and impairment. Leasehold improvements are amortized on a straight-line basis over their useful lives, which are typically their lease terms. All other depreciation expense is recorded on a straight-line basis over the estimated useful lives of the fixed assets, as follows:

Building                  30 years
Furniture, computer and office equipment 2-7 years
Property-related systems software     15 years
Vehicles and other             5-7 years

The estimated useful lives of fixed assets are reviewed and adjusted, if appropriate, at each financial year-end. As described below under Impairment of non-financial assets, fixed assets are also reviewed at each balance sheet date to determine whether there is an indication of impairment.

Right-of-use assets and lease liabilities

At the lease commencement date, a right-of-use asset and lease liability are recognized on the consolidated balance sheets for all leases, with the exception of short-term and low-value leases. The right-of-use assets and lease liabilities are initially measured at the present value of the lease payments, which includes reasonably certain extension options.

Lease payments are apportioned between the implicit finance charge and the implicit repayment of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in the consolidated statements of comprehensive income using the effective interest method.

Right-of-use assets are amortized on a straight-line basis over their lease terms and are accounted for at cost less accumulated amortization and reviewed at each balance sheet date to determine whether there is an indication of impairment.